UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.40%

Air Courier Services - 2.93%
1,186	FedEx Corp.	$ 170,760

Beverages - 3.34%
2,065	PepsiCo, Inc.	194,730

Carpets & Rugs - 3.68%
1,178	Mohawk Industries, Inc. *	214,149

Cogeneration Services & Small Power Producers - 0.90%
5,343	The AES Corp.	52,308

Computer Storage Devices - 2.56%
2,746	SanDisk Corp.	149,190

Converted Paper & Paperboard Products (No Containers/Boxes) - 3.38%
3,484	Avery Dennison Corp.	197,090

Crude Petroleum & Natural Gas - 1.48%
1,302	Occidental Petroleum Corp.	86,127

Electrical Work - 2.26%
5,442	Quanta Services, Inc. *	131,751

Electronic Connectors - 5.49%
6,272	Amphenol Corp. Class-A	319,621

Fire, Marine & Casualty Insurance - 4.22%
2,007	Chubb Corp.	246,159

Hospital & Medical Service Plans - 2.93%
1,219	Anthem, Inc.	170,660

Investment Advice - 1.56%
2,439	Franklin Resources, Inc.	90,877

Life Insurance - 2.90%
3,584	MetLife, Inc.	168,986

National Commercial Banks - 6.18%
2,638	JP Morgan Chase & Co.	160,839
2,231	PNC Financial Services Group, Inc.	199,005
		359,844
Oil & Gas Field Machinery & Equipment - 3.61%
2,978	Baker-Hughes, Inc.	154,975
1,468	National Oilwell Varco, Inc.	55,270
		210,245
Perfumes, Cosmetics & Other Toilet Preparations - 3.79%
3,484	Colgate Palmolive Co.	221,095

Personal Credit Institutions - 2.84%
3,186	Discover Financial Services	165,640

Petroleum Refining - 4.08%
3,957	Valero Energy Corp.	237,816

Pharmaceutical Preparations - 5.49%
796	Allergen, Plc. *	216,361
1,617	Mallinckrodt, Plc. (Ireland) *	103,391
		319,752
Public Building & Related Furniture - 5.03%
2,762	BE Aerospace, Inc. *	121,252
4,148	Johnson Controls, Inc.	171,561
		292,813
Retail-Drug Stores & Proprietary Stores - 3.26%
1,966	CVS Caremark Corp.	189,680

Semiconductors & Related Devices - 6.10%
5,650	Applied Materials, Inc.	82,998
3,235	Skyworks Solutions, Inc.	272,419
		355,417
Services-Miscellaneous Amusement & Recreation - 5.88%
3,351	Walt Disney Co.	342,472

Services-Prepackaged Software - 3.20%
4,214	Microsoft Corp.	186,512

Special Industry Miachinery (No Metalworking Machinery) - 2.46%
2,812	Pentair Ltd. (United Kingdom)	143,524

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.78%
1,211	Nucor Corp.	45,473

Telephone Communications (No Radio Telephone) - 1.82%
3,252	AT&T, Inc.	105,950

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.26%
1,999	AmerisourceBergen Corp.	189,885

TOTAL FOR COMMON STOCKS (Cost $4,133,636) - 95.40%		$ 5,558,526

SHORT TERM INVESTMENTS - 4.61%
268,640	First American Government Obligation Fund Class Y 0.01% ** (Cost $268,640)	268,640

TOTAL INVESTMENTS (Cost $4,402,276) - 100.01%		$ 5,827,166

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(323)

NET ASSETS - 100.00%		$ 5,826,843

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,402,276 amounted to $1,424,889, which consisted of aggregate gross unrealized appreciation of
$1,757,221 and aggregate gross unrealized depreciation of $332,332.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,558,526	$0	$0	$5,558,526
Cash Equivalents	$268,640	$0	$0	$268,640
Total	$5,827,166	$0	$0	$5,827,166

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 97.29%

Air Transportation, Scheduled - 3.04%
16,989	Southwest Airlines Co.	$ 646,262

Beverages - 3.90%
6,615	Constellation Brands, Inc. Class-A	828,264

Biological Products (No Diagnostic Substances) - 4.86%
10,528	Gilead Sciences, Inc.	1,033,744

Cable & Other Pay Television Services - 2.72%
8,403	Time Warner, Inc.	577,706

Computer Communications Equipment - 3.20%
5,869	F5 Networks, Inc. *	679,630

Electronic Computers - 5.11%
9,842	Apple, Inc.	1,085,573

Fire, Marine & Casualty Insurance - 3.29%
6,756	Ace Ltd. (Switzerland)	698,570

Household Appliances - 2.45%
3,533	Whirlpool Corp.	520,270

Household Audio & Video Equipment - 2.87%
6,348	Harman International Industries, Inc.	609,345

Investment Advice - 2.61%
3,251	Affiliated Managers Group, Inc. *	555,888

Iron & Steel Foundries - 3.97%
3,673	Precision Castparts Corp.	843,725

Leather & Leather Products - 1.47%
7,418	Michael Kors Holdings, Ltd. (China) *	313,336

Measuring & Controlling Devices - 5.88%
8,079	Thermo Fisher Scientific, Inc.	987,900
15,955	Trimble Navigation Ltd. *	261,981
		1,249,881
Oil & Gas Field Services - 1.26%
3,899	Schlumberger Ltd.	268,914

Pharmaceutical Preparations - 5.06%
5,940	AbbVie, Inc.	323,195
6,953	Celgene Corp. *	752,106
		1,075,301
Retail-Drug Stores & Proprietary Stores - 7.36%
9,177	Express Scripts, Inc. Class-C *	742,970
9,881	Walgreens Boots Alliance, Inc.	821,111
		1,564,081
Retail-Variety Stores - 3.01%
9,599	Dollar Tree, Inc. *	639,869

Semiconductors & Related Devices - 4.86%
57,795	On Semiconductor Corp. *	543,273
11,542	Xilinx, Inc.	489,381
		1,032,654
Services-Business Services - 3.16%
7,460	MasterCard, Inc.	672,295

Services-Computer Programming Services - 4.18%
14,188	Cognizant Technology Solutions Corp. *	888,311

Services-Computer Programming, Data Processing, Etc. - 4.04%
689	Google, Inc. Class-C	419,201
689	Google, Inc. Class-A *	439,837
		859,038
Services-Help Supply Services - 3.25%
13,498	Robert Half International, Inc.	690,558

Services-Prepackaged Software - 4.85%
9,571	Microsoft Corp.	423,612
16,848	Oracle Corp.	608,550
		1,032,162
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.69%
9,346	Church & Dwight Co., Inc.	784,130

Water Transportation - 4.03%
9,613	Royal Caribbean Cruises, Ltd.	856,422

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.19%
23,929	LKQ Corp. *	678,627

TOTAL FOR COMMON STOCKS (Cost $19,349,060) - 97.29%		$ 20,684,556

SHORT TERM INVESTMENTS - 2.74%
583,568	First American Government Obligation Fund Class Y 0.01% ** (Cost $583,568)	583,568

TOTAL INVESTMENTS (Cost $19,932,628) - 100.03%		21,268,124

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03%)		(6,395)

NET ASSETS - 100.00%		$ 21,261,729

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,932,628 amounted to $1,335,495, which consisted of aggregate gross unrealized appreciation of
$3,011,079 and aggregate gross unrealized depreciation of $1,675,584.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,684,556	$0	$0	$20,684,556
Cash Equivalents	$583,568	$0	$0	$583,568
Total	$21,268,124	$0	$0	$21,268,124

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

US TREASURY NOTES - 98.70%
125,000	US Treasury Note 1.000% Due 11/30/2019	$ 123,753
125,000	US Treasury Note 0.375% Due 11/15/2015	125,032
150,000	US Treasury Note 0.500% Due 06/15/2016	150,262
175,000	US Treasury Note 0.625% Due 05/31/2017	175,130
100,000	US Treasury Note 1.000% Due 03/31/2017	100,729
100,000	US Treasury Note 1.250% Due 10/31/2015	100,078
250,000	US Treasury Note 1.375% Due 11/30/2018	253,047

TOTAL FOR US TREASURY NOTES (Cost $1,019,094) - 98.70%		$ 1,028,031

SHORT TERM INVESTMENTS - 1.10%
11,449	First American Treasury Obligation Class Y 0.01% * (Cost $11,449)	11,449

TOTAL INVESTMENTS (Cost $1,030,543) - 99.80%		1,039,480

OTHER ASSETS LESS LIABILITIES - 0.20%		2,041

NET ASSETS - 100.00%		$ 1,041,521

* Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,030,543 amounted to $8,937, which consisted of aggregate gross unrealized appreciation of
$9,088 and aggregate gross unrealized depreciation of $151.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,028,031	$0	$ 1,028,031
Cash Equivalents	$11,449	$0	$0	$11,449
Total	$11,449	$ 1,028,031	$0	$ 1,039,480

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 16, 2015

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 16, 2015